Taxation (Details) - Schedule of Deferred Tax Assets and Deferred Tax Liability	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Schedule Of Deferred Tax Assets And Deferred Tax Liability Abstract
Net operating loss carried forward	¥ 27,376,264	$ 3,841,312	¥ 10,843,551
Bad debt provision	1,293,365	181,479	3,801,660
Impairment charges	93,178	13,074	963,398
Lease liability	(98,254)	(13,787)	818,974
Less: Valuation allowance	(23,834,998)	(3,344,417)	(12,738,069)
Deferred tax assets, net of valuation allowance	4,829,555	677,661	3,689,514
Right of use assets	(980,166)	(137,530)	(760,806)
Total deferred tax liabilities	¥ (980,166)	$ (137,530)	¥ (760,806)